Financial Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
22.
FINANCIAL INSTRUMENTS
a.
Fair value of financial instruments not measured at fair value

The Company believes that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate to their fair values.

b.
Fair value of financial instruments measured at fair value on a recurring basis
1)
Fair value- hierarchy

December 31, 2022

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Money Market Fund	$30,445,339	$—	$—	$30,445,339
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$—	$—	$90,213	$90,213

December 31, 2023

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through other comprehensive income
Foreign unlisted ordinary shares	$—	$—	$235,567	$235,567
Financial liabilities at fair value through profit or loss
Derivative financial liabilities
K2 warrants	$—	$—	$87,693	$87,693
Tranche 2B warrants	$—	$—	$701	$701
Derivative financial liabilities	$—	$—	$88,394	$88,394

The following three levels of inputs are used to measure the fair value presented above:

Level 1 — Quoted prices in active markets for identical assets and liabilities.

Level 2 — Significant other observable inputs.

Level 3 — Significant unobservable inputs.

There was no transfer between Levels 1, 2 and 3 in the current and prior periods.

2)
Reconciliation of Level 3 fair value measurements of financial instruments

	K2 Warrants	Tranche Warrants	Unlisted foreign ordinary shares

Balance at January 1, 2021	$—	$—	$—
Issues	688,324	—	—
Subsequent measurement recognized in profit and loss	(464,972)	—	—
Balance at January 1, 2022	$223,352	$—	$—
Issues	45,482	—	—
Subsequent measurement recognized in profit and loss	(178,621)	—	—
Balance at January 1, 2023	$90,213	$—	$—
Issues	—	3,465,180	—
Subsequent measurement recognized in
Profit and loss	(2,520)	(3,464,479)	—
Other comprehensive income	—	—	235,567
Balance at December 31, 2023	$87,693	$701	$235,567
3)
Fair value of the group’s financial assets and financial liabilities that are measured at fair value on a recurring basis

The Company’s financial assets and financial liabilities are measured at fair value at the year end. The following table gives information about how the fair values of these financial assets and financial liabilities are determined.

Financial assets/ financial liabilities	Fair Value Hierarchy	Valuation Technique(s) and key input(s)	Significant unobservable input(s)	Relation and sensitivity of unobservable inputs to fair value

1. Derivative financial liabilities - K2 warrants	Level 3	Option Pricing Model (Binomial Tree Model). The following variable were taken into consideration: Time to maturity, current share price, strike price, risk free rate, dividend yield and volatility	Volatility

The higher the volatility, the higher the fair value.
If the volatility was 5 per cent lower while all other variables were held constant, the carrying amount would decrease by US$3,631. If the volatility was 5 per cent higher while all other variables were held constant, the carrying amount would increase by US$3,171.

2. Derivative financial liabilities - 2B warrants	Level 3	Option Pricing Model (Monte Carlo Simulation). The following variable were taken into consideration: Time to maturity, current share price, strike price, risk free rate, dividend yield and volatility	Volatility

The higher the volatility, the higher the fair value.
If the volatility was 5 per cent lower while all other variables were held constant, the carrying amount would decrease by US$376. If the volatility was 5 per cent higher while all other variables were held constant, the carrying amount would increase by US$552.

3. Foreign unlisted ordinary shares	Level 3	Backsolve Option Pricing Model. The following variable were taken into consideration: Expected holding period, risk free rate, dividend yield and volatility	Volatility

The higher the volatility, the higher the fair value.
If the volatility was 5 per cent lower while all other variables were held constant, the carrying amount would decrease by US$1,314. If the volatility was 5 per cent higher while all other variables were held constant, the carrying amount would increase by US$1,367.

c.
Categories of financial instruments

	December 31,	December 31,	December 31,
	2021	2022	2023
Financial assets
Financial assets at fair value through other comprehensive income
Foreign unlisted ordinary shares	$—	$—	$235,567
Financial assets at fair value through profit or loss
Money Market Fund	$—	$30,445,339	$—
Financial assets at amortized cost (1)	$91,047,060	$27,490,152	$22,448,527
Financial liabilities
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$223,352	$90,213	$87,693
Derivative financial liabilities – Tranche 2B Warrants	$—	$—	$701
	$223,352	$90,213	$88,394
Financial liabilities at amortized cost (2)	$36,090,421	$41,922,924	$36,910,284
Equity instruments
Equity instruments
Pre-Funded Warrants	$—	$—	$8,262,698
Tranche 2A Warrants	$—	$—	$2,173,285
	$—	$—	$10,435,983

(1)
The balances include financial assets at amortized cost, which comprise of cash and cash equivalents (excluding money market funds) and refundable deposits.
(2)
The balances include financial liabilities at amortized cost, which comprise of trade payables, other payables, current borrowings, lease liabilities and long-term borrowings.
d.
Financial risk management objectives and policies

The Company’s financial risk management objective is to monitor and manage the financial risks relating to the operations of the Company. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. In order to minimize the effect of financial risks, the Company devoted time and resources to identify and evaluate the uncertainty of the market to mitigate risk exposures.

1)
Market risk

The Company’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates (see (a) below) and interest rates (see (b) below).

a)
Foreign currency risk

The Company has foreign currency transactions, which exposed the Company to foreign currency risk.

The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

		December 31, 2022
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$2,312,357	0.7461	$1,725,279
AUD	A	$2,616,802	0.6820	$1,784,606

Financial liabilities
Monetary items
SGD	S	$16,298,191	0.7461	$12,160,288

		December 31, 2023
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$2,825,324	0.7577	$2,140,748

Financial liabilities
Monetary items
SGD	S	$18,232,233	0.7577	$13,814,563

Sensitivity analysis

The Company is mainly exposed to the Singapore Dollar.

The following table details the Company’s sensitivity to a 5% decrease in the U.S. dollar against the relevant foreign currency. The rate of 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items. A negative number below indicates an increase in pre-tax loss where the U.S. dollar weakens 5% against the relevant currency. For a 5% strengthening of the U.S. dollar against the relevant currency, there would be an equal and opposite impact on pre-tax loss.

	For the year ended December 31
	2021	2022	2023
Profit or loss*
SGD	$(548,878)	$(521,750)	$(583,691)
AUD	$87,807	$89,230	$—

* This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.

b)
Interest rate risk

The Company is exposed to interest rate risk because entities in the Company borrowed funds at fixed baseline interest plus floating interest rates.

The sensitivity analysis below is determined based on the Company’s exposure to interest rates for investment in money market fund and fixed rate borrowings at the end of the reporting period, and is prepared assuming that the amounts of liabilities outstanding at the end of the reporting period are outstanding for the whole year. A 100-basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 100 basis points higher and all other variables were held constant, the Company’s pre-tax loss for the years ended December 31, 2021, 2022 and 2023, would have increased by $308,573, $69,596 and $265,989, respectively.

2)
Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Company. The Company adopted a policy of only dealing with creditworthy counterparties and financial institutions, where appropriate, as a means of mitigating the risk of financial loss from defaults.

3)
Liquidity risk

The Company manages liquidity risk by monitoring and maintaining a level of cash and cash equivalents that are deemed adequate to finance the Company’s operations and mitigate the effects of fluctuations in cash flows. In addition, management monitors the utilization of long-term borrowings and ensures compliance with repayment conditions.

As the Company is in the research and development phase, the Company will be seeking future funding based on the requirements of its business operations. The Company is able to exercise discretion and flexibility to deploy its capital resources in the process of the research and development activities according to the amount and timing of the financing activities. The Company intends to explore various means of fundraising to meet its funding requirements to carry out the business operations, such as the issuance of ADS representing its ordinary shares, venture debt and shareholder loasn. The Company may also use other means of financing such as out licensing to generate revenue and cash. The Company’s current cash resources are not sufficient to complete the research and development activities of all of its therapeutic candidates in the absence of any additional funding. Management believes that there is presently insufficient funding available to allow the Company to fund its activities for a period exceeding one year and meet its obligations as they become due within one year, from the date of this filing. However, the future viability of the Company depends on its ability to raise additional capital or partner the drug to finance its operations, in the absence of additional funding there would be substantial doubts about the Company’s ability to continue as a going concern.

On February 24, 2023, the Company entered into a Unit Purchase Agreement (the “Purchase Agreement”) with fund entities affiliated with BVF Partners L.P. (collectively, “BVF”) private placement. The Private Placement was on February 27, 2023 (the “Closing”), subject to customary closing conditions. The Private Placement is expected to result in gross proceeds to the Company of approximately $20.0 million, and an additional $80.0 million in gross proceeds to the Company if all Tranche Warrants are fully-exercised. Please refer to Note 14 for details.

On March 12, 2024, the Company entered into a Securities Purchase Agreement with the purchaser’s signatory thereto (the Purchasers), pursuant to which the Company agreed to sell and issue, in a registered direct offering, 125,000,000 ordinary shares in the form of 5,000,000 ADSs, at a gross purchase price of $1.00 per ADS (the Registered Offering). The registered offering resulted in net proceeds to the Company of $4.5 million, and an additional $5.0 million in gross proceeds to the Company if the warrants are full-exercised. Please refer to Note 25(c) for details.

The table below break down the Company's financial liabilities into relevant maturity groupings based on their contractual and estimated maturities. The amounts disclosed in the tables are contractual and estimated undiscounted cash flows.

Contractual maturities of financial liabilities as of December 31, 2023	On demand or within 1 year	Within 2 to 5 years	After 5 years	Total

Non-derivative financial liabilities
Trade payable	$7,918,607	$—	$—	$7,918,607
Other payable	3,081,329	—	—	3,081,329
Lease liabilities	226,187	—	—	226,187
Borrowings
- Loan from government (Note 13a)	—	—	12,496,831	12,496,831
- Other long-term borrowing (Note 13b)	1,818,750	16,723,211	—	18,541,961
Derivative financial liabilities
K2HV warrants	—	—	87,693	87,693
Tranche 2B warrants	701	—	—	701

Contractual maturities of financial liabilities as of December 31, 2022	On demand or within 1 year	Within 2 to 5 years	After 5 years	Total

Non-derivative financial liabilities
Trade payable	$12,784,485	$—	$—	$12,784,485
Other payable	2,325,038	—	—	2,325,038
Lease liabilities	215,671	—	—	215,671
Borrowings
- Loan from government (Note 13a)	—	—	11,855,579	11,855,579
- Other long-term borrowing (Note 13b)	7,503,091	24,557,362	—	32,060,453
Derivative financial liability
K2HV warrants	—	—	90,213	90,213